Restrictions on Cash and Due From Banks (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash and Investments [Abstract]
Average reserve balances maintained	$ 0	$ 0	$ 0
Reserve balances held at unrelated financial institutions		$ 300,000	$ 300,000